                                   UAM Funds
                      Funds for the Informed Investor/sm/

                                C&B Portfolios

                             C&B Equity Portfolio
                  C&B Equity Portfolio for Taxable Investors
                         C&B Mid Cap Equity Portfolio
                            C&B Balanced Portfolio

                          Institutional Class Shares

                        Supplement dated July 12, 2001
                     to the Prospectus dated March 1, 2001

The section entitled "Investment Management--Investment Adviser" is hereby replaced with the following two paragraphs:

Cooke & Bieler, L.P., (the "New Adviser"), a Pennsylvania limited partnership located at 1700 Market Street, Philadelphia, PA 19103, is each fund's investment adviser. The New Adviser manages and supervises the investment of each fund's assets on a discretionary basis. The New Adviser, formerly known as Cooke & Bieler, Inc., was purchased by its senior officers as of June 1, 2001. Despite this transaction, there will be no change in the actual investment management services, administrative functions, supervisory responsibilities or fee arrangements for the funds and the New Adviser will continue the business of Cooke & Bieler, Inc.

Cooke & Bieler, Inc. was an affiliate of Old Mutual (US) Holdings Inc. (formerly named United Asset Management Corporation). The New Adviser is not affiliated with Old Mutual (US) Holdings Inc. Together, Cooke & Bieler, Inc. and the New Adviser have provided investment management services to corporations, foundations, endowments, pension and profit sharing plans, trusts, estates and other institutions and individuals since 1951.

For its services, each fund paid Cooke & Bieler, Inc. and will pay the New Adviser a fee of 0.63% of its average net assets. Both Cooke & Bieler, Inc. and the New Adviser have voluntarily agreed to limit the total expenses of each fund (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.00% of its average net assets. To maintain this expense limit, the New Adviser may waive a portion of its management fee and/or reimburse certain expenses of a fund. The New Adviser intends to continue its expense limitation until further notice, but may discontinue it at any time. The table lists the amount each fund paid to Cooke & Bieler, Inc. during the most recent fiscal year, as a percentage of its average net assets.

                                                   Advisory Fees Paid for During
Fund Name                                            Most Recent Fiscal Years
---------                                          -----------------------------
C&B Equity Portfolio..............................             0.55%
C&B Equity Portfolio for Taxable Investors........                0
C&B Mid Cap Equity Portfolio......................                0
C&B Balanced Portfolio............................                0

In the section "Shareholder Servicing Arrangements," the reference to "UAM Fund Distributors, Inc." should be replaced with "Funds Distributor, Inc."

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                   UAM Funds
                      Funds for the Informed Investor/sm/

                                C&B Portfolios

                             C&B Equity Portfolio
                  C&B Equity Portfolio for Taxable Investors
                         C&B Mid Cap Equity Portfolio
                            C&B Balanced Portfolio

                        Supplement dated July 12, 2001
        to the Statement of Additional Information dated March 1, 2001

The first two paragraphs in the section titled "Investment Advisory and Other Services--Investment Adviser" are hereby deleted and replaced by the following:

Cooke & Bieler, L.P., a Pennsylvania limited partnership located at 1700 Market Street, Philadelphia, PA 19103, is the investment adviser to each of the Funds. The adviser manages and supervises the investment of each Fund's assets on a discretionary basis. The adviser and its predecessor, Cooke & Bieler, Inc., have provided investment management services to corporations, foundations, endowments, pensions and profit sharing plans, trusts, estates and other institutions and individuals since 1951. The adviser is owned by eight senior officers of the adviser.

The section titled "Investment Advisory and Other Services--Advisory Fees" is hereby deleted and replaced by the following:

Advisory Fees

For its services, the Funds paid Cooke & Bieler, Inc. the following annual fees. Due to the effect of fee waivers by the Funds' investment adviser, the actual percentage of average net assets that a Fund pays in any given year may be different from the rate set forth in its contract with the adviser. For the last three fiscal years, the Funds paid the following in management fees to Cooke & Bieler, Inc.:

                                                      Investment   Total
                                           Investment  Advisory  Investment
                                            Advisory     Fees     Advisory
                                           Fees Paid    Waived      Fees
                                           ---------- ---------- ----------
Balanced Portfolio
2000......................................  $ 39,201   $ 39,201    $    0
1999......................................  $105,758   $102,289    $3,469
1998......................................  $ 70,255   $ 67,927    $2,328

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

                                                      Investment   Total
                                           Investment  Advisory  Investment
                                            Advisory     Fees     Advisory
                                           Fees Paid    Waived      Fees
                                           ---------- ---------- ----------
Equity Portfolio 2000.....................  $303,795   $35,665    $268,130
1999......................................  $677,029   $     0    $677,029
1998......................................  $966,726   $     0    $966,726

Mid Cap Equity Portfolio
2000......................................  $  8,072   $ 8,072    $      0
1999......................................  $      0   $ 8,217    $      0
1998......................................  $      0   $ 3,589    $      0

Equity Portfolio For Taxable Investors
2000......................................  $ 16,158   $16,158    $      0
1999......................................  $      0   $23,723    $      0
1998......................................  $      0   $16,532    $      0

The section entitled "Investment Policies of the Funds" is hereby replaced with the following:

INVESTMENT POLICIES OF THE FUNDS

A Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

Fundamental Policies

The following investment limitations are fundamental, which means that the Funds cannot change them without approval by the vote of a majority of the outstanding voting securities of the Fund, as defined by the 1940 Act.

With respect to the C&B Balanced and C&B Mid Cap Equity Portfolios, each of the Funds will not:

  . Make any investment inconsistent with its classification as a diversified series of an open-end investment company under the 1940 Act. This restriction does not, however, apply to any Fund classified as a non-diversified series of an open-end investment company under the 1940 Act. A Fund will determine investment limitation percentages (with the exception of a limitation relating to borrowing) immediately after and as a result of its acquisition of such security or other asset. Accordingly, a Fund will not consider changes in values, net assets or other circumstances when determining whether the investment complies with its investment limitations.

  . Borrow money, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and statement of additional information as they may be amended from time to time.

  . Issue senior securities, except to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction.

  . Underwrite securities of other issuers, except insofar as a Fund may technically be deemed to be an underwriter under the Securities Act of 1933 in connection with the purchase or sale of its portfolio securities.

  . Concentrate its investments in the securities of one or more issuers conducting their principal business activities in the same industry (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

  . Purchase or sell real estate, except (1) to the extent permitted by applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction, (2) that a Fund may invest in securities of issuers that deal or invest in real estate and
    (3) that a Fund may purchase securities secured by real estate or interests therein.

  . Purchase or sell commodities or contracts on commodities except that a Fund may engage in financial futures contracts and related options and currency contracts and related options and may otherwise do so in accordance with applicable law and without registering as a commodity pool operator under the Commodity Exchange Act.

  . Make loans to other persons, except that a Fund may lend its portfolio securities in accordance with applicable law, as amended and interpreted or modified from time to time by any regulatory authority having jurisdiction and the guidelines set forth in a Fund's prospectus and statement of additional information as they may be amended from time to time. The acquisition of investment securities or other investment instruments shall not be deemed to be the making of a loan.

With respect to the C&B Equity Portfolio and C&B Equity Portfolio for Taxable Investors, each Fund will not:

  . With respect to 75% of its assets, invest more than 5% of its total assets at the time of purchase in securities of any single issuer (other than obligations issued or guaranteed as to principal and interest by the U.S. government or any if its agencies or instrumentalities).

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

  . With respect to 75% of its assets, purchase more than 10% of any class of the outstanding voting securities of any issuer.

  . Borrow, except (1) from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 10% of the portfolio's gross assets valued at the lower of market or cost.

  . Invest for the purpose of exercising control over management of any company.

  . Invest in commodities except that each portfolio may invest in futures contracts and options to the extent that not more than 5% of a portfolio's assets are required as deposit to secure obligations under futures contracts.

  . Invest in stock or bond futures and/or options on futures unless not more than 20% of the portfolio's assets are invested in stock or bond futures and options.

  . Invest more than 25% of its assets in companies within a single industry; however, there are no limitations on investments made in instruments issued or guaranteed by the U.S. government, and its agencies when a portfolio adopts a temporary defensive position.

  . Invest more than 5% of its assets at the time of purchase in the securities of companies that have (with predecessors) a continuous operating history of less than 3 years.

  . Issue senior securities, as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a portfolio from (1) making any permitted borrowings, mortgages or pledges, or (2) entering into options, futures or repurchase transactions.

  . Make loans except by purchasing debt securities in accordance with its investment objective and policies, or entering into repurchase agreements, or by lending its portfolio securities to banks, brokers, dealers and other financial institutions so long as such loans are in compliance with the 1940 Act, and the rules and regulations or interpretations of the SEC.

  . Pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value.

  . Purchase additional securities when borrowings exceed 5% of total assets.

  . Purchase on margin or sell short, except as specified above.

  . Purchase or retain securities of an issuer if those officers and board members or its investment adviser owning more than 1/2 of 1% of such securities together own more than 5% of such securities.

  . Purchase or sell real estate, although it may purchase and sell securities of companies which deal in real estate and may purchase and sell securities which are secured by interests in real estate.

  . Underwrite the securities of other issuers or invest more than an aggregate of 10% of the net assets of the portfolio, determined at the time of investment, in securities subject to legal or contractual restrictions on resale or securities for which there are no readily available markets, including repurchase agreements having maturities of more than seven days.

  . Write or acquire options or interests in oil, gas or other mineral exploration or development programs.

Non-Fundamental Policies

With respect to each C&B Portfolio, the following limitations are non-fundamental, which means the Funds may change them without shareholder approval. Each of the Funds may:

  . The C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may not borrow money, except that (1) the C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may each borrow from banks (as defined in the 1940 Act) or enter into reverse repurchase agreements, in amounts up to 33 1/3% of its total assets (including the amount borrowed), (2) the C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may each borrow up to an additional 5% of its total assets for temporary purposes, (3) the C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may each obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (4) the C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may each purchase securities on margin and engage in short sales to the extent permitted by applicable law.

    Notwithstanding the investment restriction above, the C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio may not borrow amounts in excess of 33 1/3% of its total assets, taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes such as the redemption of Fund shares. The C&B Balanced Portfolio and C&B Mid Cap Equity Portfolio will not purchase securities while borrowings are outstanding except to exercise prior commitments and to exercise subscription rights.

  . purchase and sell currencies or securities on a when-issued, delayed delivery or forward-commitment basis.

  . purchase and sell foreign currency, purchase options on foreign currency and foreign currency exchange contracts.

  . invest in the securities of foreign issuers.

  . purchase shares of other investment companies to the extent permitted by applicable law. A Fund may, notwithstanding any fundamental policy or other limitation, invest all of its investable assets in securities of a single open-end management investment company with substantially the same investment objectives, policies and limitations.

    The 1940 Act currently permits the Fund to invest up to 10% of its total assets in the securities of other investment companies. However, a Fund may not invest more than 5% of its total assets in the securities of any one investment company or acquire more than 3% of the outstanding securities of any one investment company.

  . invest in illiquid and restricted securities to the extent permitted by applicable law.

    Each of the Funds intends to follow the policies of the SEC as they are adopted from time to time with respect to illiquid securities, including
    (1) treating as illiquid securities that may not be disposed of in the ordinary course of business within 7 days at approximately the value at which the Fund has valued the investment on its books; and (2) limiting its holdings of such securities to 15% of net assets.

  . write covered call options and may buy and sell put and call options.

  . enter into repurchase agreements.

  . lend portfolio securities to registered broker-dealers or other institutional shareholders. These loans may not exceed 33 1/3% of the Fund's total assets taken at market value. In addition, a Fund must receive at least 100% collateral.

  . sell securities short and engage in short sales "against the box."

  . enter into swap transactions.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                               [UAM FUNDS LOGO]

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